Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 8,844	$ 4,090
Restricted cash			352
Short-term bank deposit		15,912	37,609
Prepaid expenses and other current assets		100	579
Total current assets		24,856	42,630
Non-current assets
Property and equipment, net		161	1,751
Operating leases			1,060
Total non-current assets		161	2,811
Total assets		25,017	45,441
Accounts payable and accruals
Trade		141	952
Other		783	802
Employees and payroll accruals		406	1,261
Operating lease liabilities			337
Other current liabilities			56
Total current liabilities		1,330	3,408
Non-current liabilities
Royalties provision			94
Operating lease liabilities			627
Total non-current liabilities			721
Share capital, Ordinary shares 48 NIS par value (18,000,000 authorized shares as of December 31, 2023 and 2022; 5,850,555 and 5,844,463 shares issued and outstanding as of December 31, 2023 and 2022, respectively)	[1]	83,746	83,664
Additional paid-in capital		84,802	84,941
Accumulated deficit		(144,861)	(127,293)
Total shareholders’ equity		23,687	41,312
Total liabilities and shareholders’ equity		$ 25,017	$ 45,441

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(7).